Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 9 Property, Plant and Equipment
TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2020 and 2019, were as follows:

December 31,	Useful Lives (Years)	2020	2019
(Dollars in millions)
Land	N/A	$56	$57
Buildings	5-40	533	527
Leasehold and land improvements	1-30	1,404	1,314
Cable and wire	15-40	2,195	1,996
Network and switching equipment	3-10	2,634	2,507
Cell site equipment	7-25	4,017	3,708
Office furniture and equipment	3-10	394	387
Other operating assets and equipment	1-12	189	174
System development	1-7	1,709	1,604
Work in process	N/A	528	590
Total property, plant and equipment, gross		13,659	12,864
Accumulated depreciation and amortization		(9,687)	(9,337)
Total property, plant and equipment, net		$3,972	$3,527
Depreciation and amortization expense totaled $862 million, $890 million and $839 million in 2020, 2019 and 2018, respectively. In 2020, 2019 and 2018, (Gain) loss on asset disposals, net included charges of $27 million, $12 million and $9 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.